Operating Segment Information - Revenues and Long-Lived Assets By Geographic Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and long-lived assets
Revenues	$ 2,173	$ 2,212	$ 1,938
Property, plant and equipment, net	640	848
United States
Revenues and long-lived assets
Revenues	622	511	476
Property, plant and equipment, net	27	91
Germany
Revenues and long-lived assets
Revenues	189	227	214
Property, plant and equipment, net	221	242
Italy
Revenues and long-lived assets
Revenues	133	129	101
Property, plant and equipment, net	87	147
United Kingdom
Revenues and long-lived assets
Revenues	97	117	105
Property, plant and equipment, net	145	174
India
Revenues and long-lived assets
Revenues	92	76	54
China
Revenues and long-lived assets
Revenues	91	108	103
Spain
Revenues and long-lived assets
Revenues	86	92	76
France
Revenues and long-lived assets
Revenues	79	83	76
Other nations
Revenues and long-lived assets
Revenues	784	869	$ 733
Property, plant and equipment, net	92	115
Malaysia
Revenues and long-lived assets
Property, plant and equipment, net	$ 68	$ 79